Decommissioning Liabilities - Summary of Decommissioning Provision (Detail) $ in Millions	9 Months Ended
Sep. 30, 2021 CAD ($)
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Beginning balance	$ 1,248
Acquisitions (Note 4)	2,719
Liabilities Incurred	12
Liabilities Acquired	5
Liabilities Settled	(97)
Liabilities Disposed	(128)
Change in Estimated Future Cash Flows	8
Unwinding of Discount on Decommissioning Liabilities (Note 6)	143
Foreign Currency Translation	4
Ending balance	$ 3,914